UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-8519

                      (Investment Company Act File Number)


                              Federated Core Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  12/31/06


                Date of Reporting Period:  Quarter ended 9/30/06







ITEM 1.     SCHEDULE OF INVESTMENTS




HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT
  OR SHARES

                   CORPORATE BONDS-94.9%
                   AEROSPACE / DEFENSE--1.9%
  $  3,150,000     Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016                                           $   3,110,625
       500,000   3 Condor Systems, Inc., Sr. Sub. Note, Series B, 11.875%, 5/1/2009                                              350
     2,825,000     DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016                                                      2,789,687
     1,550,000     K&F Acquisition, Inc., Sr. Sub. Note, 7.75%, 11/15/2014                                                 1,561,625
     1,125,000     L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                                              1,096,875
     3,400,000     L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013                                              3,323,500
       875,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015                                       835,625
     1,625,000     L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015                          1,588,437
                      TOTAL                                                                                               14,306,724
                   AUTOMOTIVE--5.3%
     3,450,000     Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                                     2,553,000
     2,925,000     Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                                          2,274,187
     9,075,000     Ford Motor Credit Co., Note, 7.25%, 10/25/2011                                                          8,567,236
     1,125,000     Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011                                                      1,165,275
     4,375,000     General Motors Acceptance Corp., 6.875%, 9/15/2011                                                      4,356,319
     7,200,000     General Motors Acceptance Corp., 8.00%, 11/1/2031                                                       7,548,998
     1,550,000     General Motors Corp., Note, 7.125%, 7/15/2013                                                           1,369,812
     1,850,000     General Motors Corp., Note, 8.375%, 7/15/2033                                                           1,609,500
     2,425,000     Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                                       2,461,375
     1,675,000     Stanadyne Holdings, Inc., Sr. Disc. Note, 12.00%, 2/15/2015                                             1,113,875
       775,000     TRW Automotive, Inc., Sr. Note, 9.375%, 2/15/2013                                                         829,250
     2,225,000     TRW Automotive, Inc., Sr. Sub. Note, 11.00%, 2/15/2013                                                  2,436,375
     1,550,000     Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                                             1,538,375
     2,750,000     United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                                               2,736,250
                      TOTAL                                                                                               40,559,827
                   BUILDING MATERIALS--2.3%
     1,250,000     Collins & Aikman Floorcoverings, Inc., Company Guarantee, 9.75%, 2/15/2010                              1,250,000
     2,350,000     ERICO International Corp., Sr. Sub. Note, 8.875%, 3/1/2012                                              2,444,000
       878,000     Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.329%, 6/15/2012                            892,267
     1,500,000     Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                                        1,436,250
     1,125,000     Norcraft Cos. LLC, Sr. Sub. Note, Series WI, 9.00%, 11/1/2011                                           1,146,094
     3,900,000     Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                                                 3,178,500
     1,125,000     Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014                                                 781,875
     1,275,000     Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                                   1,211,250
     2,475,000 1,2 Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013                                2,512,125
       950,000     Texas Industries, Inc., Sr. Note, 7.25%, 7/15/2013                                                        954,750
     2,000,000     U.S. Concrete, Inc., Sr. Sub. Note, 8.375%, 4/1/2014                                                    1,932,500
                      TOTAL                                                                                               17,739,611
                   CHEMICALS--5.7%
     3,950,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013                                3,693,250
     2,050,000     Compass Minerals International, Inc., Sr. Disc. Note, 0/12.75%, 12/15/2012                              1,988,500
     5,334,000     Crystal U.S. Holdings, Sr. Disc. Note, 10.50%, 10/1/2014                                                4,353,877
     2,078,000     Crystal U.S. Holdings, Sr. Sub. Note, 9.625%, 6/15/2014                                                 2,265,020
     1,350,000     Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                                      1,436,062
     1,400,000     Equistar Chemicals LP, Sr. Note, 8.75%, 2/15/2009                                                       1,456,000
     3,600,000     Hexion U.S. Finance Corp., Sr. Secd. Note, 9.00%, 7/15/2014                                             3,690,000
     3,583,000     Huntsman ICI Chemicals LLC, Sr. Sub. Note, 10.125%, 7/1/2009                                            3,654,660
     2,450,000 1,2 Invista, Unit, 9.25%, 5/1/2012                                                                          2,603,125
     1,719,000     Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                                       1,869,412
     1,355,000     Lyondell Chemical Co., Sr. Secd. Note, 9.50%, 12/15/2008                                                1,400,731
     1,575,000     Lyondell Chemical Co., Sr. Unsecd. Note, 8.25%, 9/15/2016                                               1,606,500
     1,400,000     Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014                                                            1,106,000
       950,000     Nalco Co., Sr. Note, 7.75%, 11/15/2011                                                                    973,750
     2,625,000     Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                                            2,749,687
     4,400,000 1,2 Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                                               4,389,000
     2,000,000     PQ Corp., Sr. Sub. Note, Series WI, 7.50%, 2/15/2013                                                    1,910,000
       925,000     Union Carbide Corp., Deb., 7.50%, 6/1/2025                                                                993,712
     1,300,000     Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                                                         1,381,864
                      TOTAL                                                                                               43,521,150
                   CONSTRUCTION MACHINERY--0.4%
     2,525,000     Case New Holland, Sr. Note, 9.25%, 8/1/2011                                                             2,689,125
     1,775,000   3 Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006                                                     0
                      TOTAL                                                                                                2,689,125
                   CONSUMER PRODUCTS-5.7%
     3,525,000     AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                                            2,943,375
     3,050,000     Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012                                                          3,233,000
       750,000 1,2 American Achievement Corp., Sr. PIK Deb., 12.75%, 10/1/2012                                               787,500
     1,025,000     American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                                              1,040,375
     1,925,000     American Greetings Corp., Sr. Note, 7.375%, 6/1/2016                                                    1,963,500
     1,300,000     Ames True Temper, Inc., Sr. Sub. Note, 10.00%, 7/15/2012                                                1,121,250
     2,475,000     Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                                               2,382,187
       325,000 1,3 Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008                                               0
       925,000 1,3 Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009                                                        0
     6,375,000     Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                                               5,291,250
     3,500,000     Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                                      3,535,000
     1,650,000     Leiner Health Products, Unsecd. Note, 11.00%, 6/1/2012                                                  1,604,625
     2,100,000 1,2 Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014                                                  2,257,500
     4,300,000     Playtex Products, Inc., Company Guarantee, 9.375%, 6/1/2011                                             4,515,000
       875,000     Rayovac Corp., Sr. Sub. Note, 8.50%, 10/1/2013                                                            761,250
     1,525,000     Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                                     1,563,125
     3,855,000     Spectrum Brands, Inc., Sr. Sub. Note, 7.375%, 2/1/2015                                                  3,103,275
       850,000 1,2 Steinway Musical Instruments, Sr. Note, 7.00%, 3/1/2014                                                   837,250
     1,630,000     Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010                                                          1,717,612
     3,775,000     True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                                              3,397,500
     3,075,000 1,2 Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013                                                        3,109,594
                      TOTAL                                                                                               42,906,668
                   DIVERSIFIED MANUFACTURING--0.2%
     1,500,000 1,2 Mobile Services Group, Inc./Mobile Storage Group, Inc., Sr. Note, 9.75%, 8/1/2014                       1,545,000
                   ENERGY--2.1%
     2,000,000 1,2 Basic Energy Services, Inc., Sr. Note, 7.125%, 4/15/2016                                                1,940,000
     3,225,000     Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020                                          3,063,750
     1,525,000     Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013                                                     1,555,500
       750,000     Grant Prideco, Inc., Sr. Unsecd. Note, Series B, 6.125%, 8/15/2015                                        720,000
     1,150,000 1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016                                      1,193,125
     2,800,000     Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                                 2,812,023
       850,000     Pogo Producing Co., Sr. Sub. Note, 6.625%, 3/15/2015                                                      816,000
     1,625,000     Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                                 1,551,875
     1,150,000     Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                                                 1,161,500
       750,000     Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016                                                    757,500
                      TOTAL                                                                                               15,571,273
                   ENTERTAINMENT--2.0%
     1,750,000     AMC Entertainment, Inc., Sr. Sub. Note, 8.00%, 3/1/2014                                                 1,653,750
     1,875,000     Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013                                                            1,954,687
     4,700,000     Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                                      3,771,750
     1,850,000 1,2 Hard Rock Park Operations LLC, Sr. Secd. Note, 9.818%, 4/1/2012                                         1,854,625
     3,125,000     Intrawest Corp., Sr. Note, 7.50%, 10/15/2013                                                            3,371,094
     1,500,000     Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                                    1,623,750
       725,000     Universal City Florida Holding Co., Floating Rate Note, 10.238%, 5/1/2010                                 748,562
                      TOTAL                                                                                               14,978,218
                   ENVIRONMENTAL--0.8%
     2,875,000     Allied Waste North America, Inc., Company Guarantee, Series B, 8.50%, 12/1/2008                         3,025,937
     1,500,000     Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021                                                 1,563,750
     1,479,000     Clean Harbors, Inc., Sr. Secd. Note, 11.25%, 7/15/2012                                                  1,671,270
                      TOTAL                                                                                                6,260,957
                   FINANCIAL INSTITUTIONS--0.3%
     2,050,000     American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013                                   2,050,000
                   FOOD & BEVERAGE--4.7%
     4,450,000     ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                                               3,893,750
     2,000,000     B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                                    2,060,000
     2,300,000     Constellation Brands, Inc., Company Guarantee, Series B, 8.00%, 2/15/2008                               2,363,250
       775,000     Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016                                                     787,594
     3,525,000     Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011                                              3,613,125
     1,800,000     Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016                                                      1,809,000
     4,250,000     Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                                        4,122,500
     1,225,000     Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%, 1/15/2008                                                 955,500
     3,150,000 1,2 Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                                                            3,087,000
     3,300,000     Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                                   3,382,500
     2,100,000 1,2 Nutro Products, Inc., Sr. Sub. Note, 10.75%, 4/15/2014                                                  2,257,500
     2,675,000     Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                                    2,728,500
     1,075,000     Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%, 11/15/2013                                                 1,107,250
     4,300,000     Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                                              3,741,000
                      TOTAL                                                                                               35,908,469
                   GAMING--5.8%
     2,850,000     155 East Tropicana LLC, Sr. Secd. Note, 8.75%, 4/1/2012                                                 2,408,250
     2,150,000     Boyd Gaming Corp., Sr. Sub. Note, 8.75%, 4/15/2012                                                      2,268,250
     2,975,000 1,2 Galaxy Entertainment Finance Co. Ltd., Company Guarantee, 9.875%, 12/15/2012                            3,127,469
     2,100,000     Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                                   2,047,500
     1,575,000 1,2 Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014                                                  1,567,125
     1,875,000     MGM Mirage, Sr. Note, 5.875%, 2/27/2014                                                                 1,746,094
     2,000,000     MGM Mirage, Sr. Note, 6.625%, 7/15/2015                                                                 1,930,000
     4,000,000     MGM Mirage, Sr. Note, 8.50%, 9/15/2010                                                                  4,275,000
     3,025,000     MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                                    3,198,937
       850,000     Magna Entertainment Corp., Conv. Note, 7.25%, 12/15/2009                                                  816,354
     3,275,000     Mandalay Resort Group, Sr. Sub. Note, 10.25%, 8/1/2007                                                  3,397,812
     4,225,000     Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010                                        4,415,125
     1,725,000     Park Place Entertainment Corp., Sr. Sub. Note, 8.125%, 5/15/2011                                        1,828,500
     1,225,000     Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015                                              1,198,969
     2,250,000 1,2 San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013                                  2,300,625
       600,000     Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012                                                          582,000
       525,000     Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016                                                         547,312
     2,525,000     Station Casinos, Inc., Sr. Sub. Note, 6.50%, 2/1/2014                                                   2,376,656
     1,850,000 1,2 Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015                                     1,933,250
     2,000,000     Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014                                                    1,950,000
                      TOTAL                                                                                               43,915,228
                   HEALTH CARE--7.4%
     1,400,000     AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                                    1,498,000
     2,425,000     Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                                                            2,534,125
     4,650,000     AmeriPath, Inc., Company Guarantee, 10.50%, 4/1/2013                                                    4,952,250
     1,650,000     Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                                           1,567,500
     6,075,000     CDRV Investors, Inc., Sr. Disc. Note, 0/9.625%, 1/1/2015                                                4,525,875
     2,550,000     CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016                                                       2,664,750
     3,350,000     Concentra Operating Corp., Sr. Sub. Note, 9.50%, 8/15/2010                                              3,500,750
     4,600,000     Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015                                  4,588,500
     4,725,000     HCA, Inc., Note, 8.75%, 9/1/2010                                                                        4,784,062
     2,350,000     HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                                   1,844,750
     4,850,000     HCA, Inc., Sr. Note, 7.875%, 2/1/2011                                                                   4,662,062
     2,325,000 1,2 National Mentor, Inc., Sr. Sub. Note, 11.25%, 7/1/2014                                                  2,429,625
     2,775,000     Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015                                                       2,709,094
     1,925,000     Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                            1,886,500
     3,250,000     VWR International, Inc., Sr. Sub. Note, 8.00%, 4/15/2014                                                3,294,687
     2,475,000     Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                                            2,413,125
     1,525,000     Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                                                             1,523,094
     2,475,000     Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                                          2,493,562
     2,275,000     Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015                                                            2,351,781
                      TOTAL                                                                                               56,224,092
                   INDUSTRIAL - OTHER--5.4%
     4,350,000     ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                                      4,273,875
     1,925,000     American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                                            1,766,187
     3,900,000 1,2 Amsted Industries, Inc., Sr. Note, 10.25%, 10/15/2011                                                   4,192,500
     3,675,000     Brand Services, Inc., Company Guarantee, 12.00%, 10/15/2012                                             4,135,404
     2,200,000     Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                                    2,326,500
     2,025,000     Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                                  2,014,875
     1,675,000 1,2 Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014                                                1,704,312
     4,975,000 1,2 Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                                                4,676,500
       975,000     Mueller Group, Inc., Sr. Sub. Note, 10.00%, 5/1/2012                                                    1,063,969
     2,705,000 1,2 Neenah Corp., Sr. Secd. Note, 11.00%, 9/30/2010                                                         2,934,925
     3,300,000     Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                                    3,481,500
     2,960,905     Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 11/1/2012                                   3,123,755
     2,150,000     Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                                        2,101,625
     1,575,000     Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                                           1,606,500
     1,475,000     Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                                               1,456,562
                      TOTAL                                                                                               40,858,989
                   LODGING--1.8%
     1,625,000     Gaylord Entertainment Co., Sr. Note, 6.75%, 11/15/2014                                                  1,562,031
     1,150,000     Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016                                                       1,139,937
     3,125,000     Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013                                                       3,179,687
     1,325,000     Lodgenet Entertainment, Sr. Sub. Note, 9.50%, 6/15/2013                                                 1,424,375
     2,650,000     Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016                                                2,691,669
     2,600,000     Starwood Hotels & Resorts Worldwide, Inc., Company Guarantee, 7.875%, 5/1/2012                          2,743,000
     1,250,000     Starwood Hotels & Resorts Worldwide, Inc., Note, 7.375%, 5/1/2007                                       1,264,062
                      TOTAL                                                                                               14,004,761
                   MEDIA - CABLE--2.6%
       714,000     CCH I Holdings LLC, Sr. Disc. Note, 9.92%, 4/1/2014                                                       491,767
     1,961,000     CCH I LLC, Sr. Disc. Note, 11.00%, 10/1/2015                                                            1,794,315
     1,150,000     CSC Holdings, Inc., Sr. Deb., 8.125%, 8/15/2009                                                         1,197,438
     1,775,000 1,2 CSC Holdings, Inc., Sr. Note, 7.25%, 4/15/2012                                                          1,777,219
     1,350,000     CSC Holdings, Inc., Sr. Note, 7.25%, 7/15/2008                                                          1,370,250
     1,560,000     CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007                                                        1,587,300
     5,000,000     Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                                         5,125,000
     5,325,000 1,2 Kabel Deutschland GMBH, Sr. Note, 10.625%, 7/1/2014                                                     5,737,688
       700,000     Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                                              666,750
                      TOTAL                                                                                               19,747,727
                   MEDIA - NON-CABLE--10.8%
     1,950,000     Advanstar Communications, Company Guarantee, Series B, 12.00%, 2/15/2011                                2,062,125
     1,700,000     Advanstar Communications, Sr. Secd. Note, 10.75%, 8/15/2010                                             1,840,250
       925,000     Advanstar, Inc., Company Guarantee, Series B, 15.00%, 10/15/2011                                          971,250
     3,100,480     Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                                              2,960,958
       900,000     Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                                     904,500
     2,325,000 1,2 Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013                                      2,301,750
     3,200,000     CBD Media Holdings, Sr. Note, 9.25%, 7/15/2012                                                          3,168,000
     1,000,000     CBD Media LLC, Sr. Sub. Note, 8.625%, 6/1/2011                                                            990,000
       600,000     DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015                                                         567,000
     2,974,000     DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                                                       3,096,678
     5,264,000     Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                                          5,711,440
     4,225,000     Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014                                                         4,029,594
     1,750,000     Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%, 10/15/2013                                              1,535,625
     7,100,000 1,2 Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016                                                      7,579,250
     4,100,000     Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015                               2,993,000
     2,625,000     Intelsat Subsidiary Holding Co. Ltd., Floating Rate Note - Sr. Note, 10.484%, 1/15/2012                 2,674,219
     1,775,000     Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015                                       1,823,813
     1,475,000 1,2 Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                     1,421,531
       600,000     Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                       578,250
     1,825,000     Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013                                                       1,845,531
     2,600,000     NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                                              1,937,000
     2,000,000     Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                                               1,885,000
       925,000 1,2 Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 10.00%, 8/1/2014                                       960,844
     1,625,000     Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016                                     1,635,156
     1,900,000     R. H. Donnelly Finance Corp., Sr. Sub. Note, 10.875%, 12/15/2012                                        2,099,500
     2,600,000     R.H. Donnelley Corp., Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013                                     2,385,500
     1,425,000     R.H. Donnelley Corp., Sr. Disc. Note, Series W1, 6.875%, 1/15/2013                                      1,307,438
     2,700,000     R.H. Donnelley Corp., Sr. Note, Series A-3, 8.875%, 1/15/2016                                           2,720,250
     2,550,000 1,2 Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                                         2,894,250
     2,300,000     Readers Digest Association, Inc., Sr. Note, Series 144A, 6.50%, 3/1/2011                                2,196,500
     1,625,000     Sirius Satellite Radio, Inc., Sr. Unsecd. Note, 9.625%, 8/1/2013                                        1,596,563
     2,550,000     Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013                           2,588,250
     4,775,000 1,2 WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014                                                      4,822,750
     3,625,000 1,2 XM Satellite Radio, Inc., Sr. Note, 9.75%, 5/1/2014                                                     3,498,125
       413,537     Ziff Davis Media, Inc., Company Guarantee, Series B, 12.00%, 8/12/2009                                    246,055
                      TOTAL                                                                                               81,827,945
                   METALS & MINING--0.3%
     2,450,000 1,2 Novelis, Inc., Sr. Note, 8.25%, 2/15/2015                                                               2,339,750
     2,000,000   3 Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009                                 0
                      TOTAL                                                                                                2,339,750
                   PACKAGING--2.1%
     3,100,000     Ball Corp., Sr. Note, 6.625%, 3/15/2018                                                                 3,053,500
     1,525,000 1,2 Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014                                                 1,540,250
     2,350,000 1,2 Covalence Specialty Materials Corp., Sr. Sub. Note, 10.25%, 3/1/2016                                    2,291,250
     3,000,000     Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                                                         3,052,500
     2,600,000     Greif Brothers Corp., Sr. Sub. Note, 8.875%, 8/1/2012                                                   2,730,000
     1,475,000     Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013                               1,519,250
     1,225,000 1,2 Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                                                         1,243,375
       520,679 1,3 Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008                                          144,853
                      TOTAL                                                                                               15,574,978
                   PAPER--2.3%
     2,125,000     Abitibi-Consolidated, Inc., Sr. Note, 8.375%, 4/1/2015                                                  1,944,375
     4,050,000     Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                                  4,161,375
     2,184,000     Jefferson Smurfit Corp., Company Guarantee, 8.25%, 10/1/2012                                            2,102,100
     3,550,000     MDP Acquisitions PLC, 9.625%, 10/1/2012                                                                 3,763,000
     2,375,000     Mercer International, Inc., 9.25%, 2/15/2013                                                            2,176,094
     2,875,000     NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                                          2,990,000
       550,000     Tembec Industries, Inc., 8.50%, 2/1/2011                                                                  288,750
                      TOTAL                                                                                               17,425,694
                   RESTAURANTS--0.6%
     1,225,000 1,2 Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014                                                      1,169,875
     1,525,000 1,2 El Pollo Loco, Inc., Sr. Note, 11.75%, 11/15/2013                                                       1,700,375
     2,075,000     Landry's Seafood Restaurants, Inc., Sr. Note, Series B, 7.50%, 12/15/2014                               1,997,188
                      TOTAL                                                                                                4,867,438
                   RETAILERS--1.3%
       575,000 1,2 AutoNation, Inc., Floating Rate Note - Sr. Note, 7.506%, 4/15/2013                                        585,063
       575,000 1,2 AutoNation, Inc., Sr. Note, 7.00%, 4/15/2014                                                              576,438
     3,625,000     Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                                           3,697,500
     2,406,000     FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                                              2,381,940
     1,100,000     General Nutrition Center, Sr. Sub. Note, 8.50%, 12/1/2010                                               1,072,500
     1,676,000     Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012                                                          1,944,125
                      TOTAL                                                                                               10,257,566
                   SERVICES--1.5%
     1,007,000     CB Richard Ellis Services, Inc., Sr. Note, 9.75%, 5/15/2010                                             1,080,008
     2,950,000 1,2 Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016                                               3,031,125
     1,775,000     Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                                                 1,872,625
     3,175,000     Insurance Automotive Auctions, Inc., Sr. Note, 11.00%, 4/1/2013                                         3,175,000
     1,900,000 1,2 iPayment Holdings, Inc., Sr. Sub. Note, 9.75%, 5/15/2014                                                1,947,500
                      TOTAL                                                                                               11,106,258
                   TECHNOLOGY--4.5%
     1,975,000 1,2 Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016                                                1,836,750
     1,000,000     Danka Business Systems PLC, Sr. Note, 11.00%, 6/15/2010                                                   925,000
     1,850,000     Freescale Semiconductor, Inc., Sr. Note, 7.125%, 7/15/2014                                              1,993,375
     1,975,000     MagnaChip Semiconductor S.A., Sr. Sub. Note, 8.00%, 12/15/2014                                          1,209,688
     1,800,000     SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016                                                1,894,500
     2,725,000     SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013                                               2,881,688
     1,550,000     Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016                                             1,550,000
     3,300,000     Seagate Technology HDD Holdings, Sr. Note, 8.00%, 5/15/2009                                             3,432,033
     1,268,000     Smart Modular Technologies, Inc., Sr. Secd. Note, 11.008%, 4/1/2012                                     1,344,080
     3,700,000     SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013                                      3,848,000
     1,650,000     SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015                                 1,707,750
     1,450,000     Telex Communications, Inc., Sr. Secd. Note, 11.50%, 10/15/2008                                          1,540,625
     3,500,000     UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                                                              3,797,500
     2,900,000     Xerox Corp., Sr. Note, 9.75%, 1/15/2009                                                                 3,153,750
     1,575,000     Xerox Corp., Sr. Unsecd. Note, 6.40%, 3/15/2016                                                         1,575,000
     1,450,000     Xerox Corp., Sr. Unsecd. Note, 6.75%, 2/1/2017                                                          1,479,000
                      TOTAL                                                                                               34,168,739
                   TEXTILE--0.3%
     2,100,000     Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                                        2,184,000
                   TOBACCO--0.4%
     2,900,000 1,2 Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018                                                3,042,439
                   TRANSPORTATION--1.5%
     1,025,000   3 AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 12/31/2049                                                0
     1,900,000 1,2 Hertz Corp., Sr. Note, 8.875%, 1/1/2014                                                                 1,999,750
     4,025,000 1,2 Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                                                            4,447,625
       300,000     Stena AB, Sr. Note, 7.00%, 12/1/2016                                                                      284,250
     4,350,000     Stena AB, Sr. Note, 9.625%, 12/1/2012                                                                   4,698,000
     1,050,000   3 The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2049                                                       0
                      TOTAL                                                                                               11,429,625
                   UTILITY - ELECTRIC--3.8%
       950,000     CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                                                            964,250
     2,275,000     CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009                                                            2,354,625
     3,850,000 1,2 Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016                                                       3,917,375
     1,925,000     Edison Mission Holding Co., Sr. Note, 7.73%, 6/15/2009                                                  1,987,563
     1,048,651 1,2 FPL Energy National Wind, Note, 6.125%, 3/25/2019                                                       1,022,157
     1,375,000     NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014                                                             1,368,125
     3,750,000     NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                                                            3,735,938
       350,000     Nevada Power Co., Mtg. Note, 6.50%, 4/15/2012                                                             362,542
     3,477,000     Nevada Power Co., Mtg. Note, 9.00%, 8/15/2013                                                           3,811,161
       625,000     Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                                                  625,311
       875,000     Northwestern Corp., Note, 5.875%, 11/1/2014                                                               865,116
     4,625,000     PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                                       5,075,938
     2,000,000     Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017                                         2,010,844
       850,000     TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                                              875,500
                      TOTAL                                                                                               28,976,445
                   UTILITY - NATURAL GAS--5.7%
       750,000     ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010                                                             790,249
     1,200,000     AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016                                                       1,188,000
     1,675,000     AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015                                                1,677,094
     1,300,000     Atlas Pipeline Partners LP, Sr. Note, Series WI, 8.125%, 12/15/2015                                     1,329,250
     1,300,000     El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                                                1,339,000
     1,775,000     El Paso Corp., Sr. Note, 8.05%, 10/15/2030                                                              1,854,875
     3,325,000     El Paso Production Holding Co., Company Guarantee, 7.75%, 6/1/2013                                      3,416,438
     2,900,000     Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                                     2,700,625
     3,500,000     Inergy LP, Sr. Note, 6.875%, 12/15/2014                                                                 3,368,750
       725,000     Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                                                    717,750
     2,250,000     Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                                                 2,306,250
     2,000,000 1,2 SemGroup LP, Sr. Note, 8.75%, 11/15/2015                                                                2,027,500
     1,750,000     Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008                                                         1,748,588
       575,000     Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016                                                    567,813
     4,700,000     Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                                         5,416,336
     1,100,000     Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                                                       1,164,016
       250,000 1,2 Transcontinental Gas Pipe Corp., Sr. Note, 6.40%, 4/15/2016                                               248,438
     2,275,000     Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012                                            2,528,094
     4,900,000     Williams Cos., Inc., Note, 7.625%, 7/15/2019                                                            5,120,500
     3,425,000     Williams Cos., Inc., Note, 7.875%, 9/1/2021                                                             3,596,250
                      TOTAL                                                                                               43,105,816
                   WIRELESS COMMUNICATIONS--2.3%
     1,400,000     Centennial Cellular Corp., Floating Rate Note - Sr. Note, 11.258%, 1/1/2013                             1,452,500
     2,275,000     Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013                                             2,314,813
     1,475,000 1,2 Digicel Ltd., Sr. Note, 9.25%, 9/1/2012                                                                 1,537,688
     3,200,000     Rogers Wireless, Inc., 6.375%, 3/1/2014                                                                 3,204,000
     2,700,000     Rogers Wireless, Inc., Floating Rate Note - Sr. Secured Note, 8.515%, 12/15/2010                        2,754,000
       550,000     Rogers Wireless, Inc., Sr. Secd. Note, 7.50%, 3/15/2015                                                   589,875
     2,250,000     Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                                                 2,401,875
     2,725,000     US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                                                     3,008,997
                      TOTAL                                                                                               17,263,748
                   WIRELINE COMMUNICATIONS--3.1%
     3,775,000     AT&T Corp., Sr. Note, 8.00%, 11/15/2031                                                                 4,637,942
     2,750,000     Citizens Communications Co., 9.00%, 8/15/2031                                                           2,963,125
     1,825,000 1,2 Nordic Telephone Co. Holdings APS, Sr. Note, 8.875%, 5/1/2016                                           1,927,656
     9,950,000     Qwest Corp., Note, 8.875%, 3/15/2012                                                                   10,907,687
     2,025,000     Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                                        2,166,750
     1,025,000 1,2 Windstream Corp., Sr. Note, 8.625%, 8/1/2016                                                            1,101,875
                      TOTAL                                                                                               23,705,035
                      TOTAL CORPORATE BONDS                                                                              720,063,295
                      (IDENTIFIED COST $717,037,820)
                   COMMON STOCKS & WARRANTS--0.5%
                   CHEMICALS--0.2%
           704   3 General Chemical Industrial Products, Inc.                                                                756,525
           302   3 General Chemical Industrial Products, Inc., Warrants                                                      210,974
           407   3 General Chemical Industrial Products, Inc., Warrants                                                      357,826
                      TOTAL                                                                                                1,325,325
                   CONSUMER PRODUCTS--0.0%
         1,003 1,3 Sleepmaster LLC                                                                                             2,508
                   FOOD & BEVERAGE--0.1%
        47,715     B&G Foods, Inc.                                                                                           904,199
                   INDUSTRIAL - OTHER--0.1%
       458,151 1,3 ACP Holdings Corp., Warrants                                                                              744,495
                   MEDIA - CABLE--0.1%
        29,925     NTL, Inc.                                                                                                 760,993
                   MEDIA - NON-CABLE--0.0%
         1,000 1,3 Advanstar, Inc., Warrants                                                                                      10
         1,800   3 XM Satellite Radio, Inc., Warrants                                                                         10,800
        19,800   3 Ziff Davis Media, Inc., Warrants                                                                              198
                      TOTAL                                                                                                   11,008
                   METALS & MINING--0.0%
         2,000 1,3 Republic Technologies International, Inc., Warrants                                                             0
        57,533   3 Royal Oak Mines, Inc.                                                                                         892
                      TOTAL                                                                                                      892
                   OTHER--0.0%
           171 1,3 CVC Claims Litigation LLC                                                                                       0
                   PACKAGING--0.0%
         1,000 1,3 Pliant Corp., Warrants                                                                                          0
        57,000 1,3 Russell Stanley Holdings, Inc.                                                                                  0
                      TOTAL                                                                                                        0
                   PAPER--0.0%
         1,600 1,3 MDP Acquisitions PLC, Warrants                                                                             24,800
                      TOTAL COMMON STOCKS & WARRANTS                                                                       3,774,220
                      (IDENTIFIED COST $6,743,361)
                   PREFERRED STOCKS--0.5%
                   MEDIA - NON-CABLE--0.0%
           108     Ziff Davis Media, Inc., PIK Pfd., Series E-1                                                               16,470
                   RETAILERS--0.5%
         3,125     General Nutrition Centers Holding Co., Exchangeable Pfd. Stock, Series A                                3,445,313
                      TOTAL PREFERRED STOCKS                                                                               3,461,783
                      (IDENTIFIED COST $3,143,750)
                   REPURCHASE AGREEMENT--2.3%
  $ 17,697,000     Interest in $3,200,000,000 joint repurchase agreement 5.400%, dated 9/29/2006 under which              17,697,000
                   Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/20/2016 for $3,201,440,000 on 10/2/2006.  The market value of the underlying securities at the end of the period was $3,264,000,579. (AT COST)
                      TOTAL INVESTMENTS -98.2%                                                                           744,996,298
                      (IDENTIFIED COST $744,621,931)4
                      OTHER ASSETS AND LIABILITIES -NET-1.8%                                                              13,525,362
                      TOTAL NET ASSETS -100%                                                                           $ 758,521,660

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At September 30,
     2006, these restricted securities amounted to $122,423,994, which represented 16.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At September 30, 2006, these liquid restricted securities amounted to $121,509,836, which represented 16.0% of total net assets.

3    Non-income producing security.

4 At September 30, 2006, the cost of investments for federal tax purposes was $745,992,566. The net unrealized depreciation of investments for federal tax purposes was $996,268. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,017,987 and net unrealized depreciation from investments for those securities having an excess of cost over value of $26,014,255.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.

RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at September 30, 2006, is as follows:

SECURITY                                                           ACQUISITION DATE     ACQUISITION COST
ACP Holdings Corp., Warrants                                       9/24/2003                         $ 0
Advanstar, Inc., Warrants                                          2/14/2001                    $ 82,173
CVC Claims Litigation LLC                                          3/26/1997-5/20/1998       $ 1,676,091
Diamond Brands Operating Corp., Sr. Sub. Note, 10.125%, 4/15/2008  4/15/1998-5/14/1998         $ 303,285
Diamond Brands, Inc., Sr. Disc. Deb., 12.875%, 4/15/2009           4/15/1998                   $ 480,369
MDP Acquisitions PLC, Warrants                                     9/23/2002                         $ 0
Pliant Corp., Warrants                                             10/5/2000                         $ 0
Republic Technologies International, Inc., Warrants                8/6/1999                          $ 0
Russell Stanley Holdings, Inc.                                     11/9/2001                         $ 0
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008   2/5/1999-5/15/2005        $ 2,846,160
Sleepmaster LLC                                                    12/23/2004                         $0


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}investments in other open-end regulated investment companies are valued at net asset value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

The following acronym is used throughout this portfolio:

 PIK --Payment in Kind







FEDERATED MORTGAGE CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

    PRINCIPAL                                                                                                                  VALUE
    AMOUNT
                    COLLATERALIZED MORTGAGE OBLIGATIONS--11.0%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION--5.0%
  $  23,633,588     REMIC 3144 FB, 5.680%, 4/15/2036                                                                 $    23,581,979
     20,304,068     REMIC 3160 FD, 5.660%, 5/15/2036                                                                      20,292,826
     14,716,698     REMIC 3175 FE, 5.640%, 7/15/2036                                                                      14,698,273
      6,069,658     REMIC 3206 FE, 5.730%, 8/15/2036                                                                       6,071,645
                       TOTAL                                                                                              64,644,723
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--6.0%
      4,153,447     REMIC 2005-63 FC, 5.580%, 10/25/2031                                                                   4,140,063
      4,944,667     REMIC 2006-43 FL, 5.730%, 6/25/2036                                                                    4,942,122
     14,590,850     REMIC 2006-58 FP, 5.630%, 7/25/2036                                                                   14,599,211
     23,945,493     REMIC 2006-81 FB, 5.680%, 9/25/2036                                                                   24,008,626
     21,894,460     REMIC 2006-85 PF, 5.710%, 9/25/2036                                                                   21,920,429
      7,750,000     Class FM, 5.710%, 10/25/2036                                                                           7,748,108
                       TOTAL                                                                                              77,358,559
                       TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                      (IDENTIFIED        142,003,282
                       COST $142,015,108)
                    MORTGAGE-BACKED SECURITIES-98.0%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION-51.9%
     53,637,239   1 4.500%, 6/1/2019 - 10/1/2036                                                                          51,150,585
    279,324,647   1 5.000%, 7/1/2019 - 11/1/2036                                                                         269,222,045
    230,635,285     5.500%, 3/1/2021 - 11/1/2036                                                                         227,845,095
     92,832,812   1 6.000%, 5/1/2014 - 10/1/2036                                                                          93,458,582
     23,730,452   1 6.500%, 7/1/2014 - 10/1/2036                                                                          24,180,986
      2,040,249     7.000%, 12/1/2011 - 4/1/2032                                                                           2,098,102
      1,093,060     7.500%, 12/1/2022 - 7/1/2031                                                                           1,136,302
      1,033,156     8.000%, 11/1/2009 - 3/1/2031                                                                           1,092,183
         34,051     8.500%, 9/1/2025                                                                                          36,845
         49,933     9.000%, 5/1/2017                                                                                          53,548
          2,848     9.500%, 4/1/2021                                                                                           3,179
                       TOTAL                                                                                             670,277,452
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION--45.4%
     34,165,290     4.500%, 12/1/2019 - 10/1/2035                                                                         32,682,859
     66,110,595     5.000%, 7/1/2019 - 1/1/2035                                                                           64,323,133
    237,105,141     5.500%, 2/1/2009 - 5/1/2036                                                                          233,846,730
    181,835,130   1 6.000%, 12/1/2013 - 10/1/2036                                                                        182,790,181
     59,622,951   1 6.500%, 2/1/2009 - 10/1/2036                                                                          60,781,720
      9,322,854     7.000%, 7/1/2010 - 8/1/2032                                                                            9,592,545
      1,769,428     7.500%, 6/1/2011 - 6/1/2033                                                                            1,829,056
        519,642     8.000%, 7/1/2023 - 3/1/2031                                                                              551,317
          4,057     8.500%, 3/1/2030                                                                                           4,333
         29,195     9.000%, 11/1/2021 - 6/1/2025                                                                              31,363
                       TOTAL                                                                                             586,433,237
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.7%
        612,892     6.000%, 10/15/2028 - 6/15/2029                                                                           623,659
      2,581,594     6.500%, 10/15/2028 - 2/15/2032                                                                         2,658,715
      2,297,684     7.000%, 11/15/2027 - 2/15/2032                                                                         2,382,058
        925,564     7.500%, 6/20/2007 - 1/15/2031                                                                            968,062
      1,251,446     8.000%, 2/15/2010 - 11/15/2030                                                                         1,324,078
        460,396     8.500%, 3/15/2022 - 11/15/2030                                                                           496,285
          8,331     9.000%, 6/15/2025                                                                                          9,163
          4,151     9.500%, 10/15/2020                                                                                         4,661
        335,830     12.000%, 4/15/2015 - 6/15/2015                                                                           386,158
                       TOTAL                                                                                               8,852,839
                       TOTAL MORTGAGE-BACKED SECURITIES                                                                1,265,563,528
                       (IDENTIFIED COST $1,251,110,007)
                    REPURCHASE AGREEMENTS--13.4%
     47,082,000     Interest in $3,200,000,000 joint repurchase agreement 5.400%, dated 9/29/2006 under which             47,082,000
                    Barclays Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/20/2016 for $3,201,440,000 on 10/2/2006. The market value of the underlying securities at the end of the period was $3,264,000,579.
    126,511,000   2 Interest in $214,506,000 joint repurchase agreement 5.265%, dated 9/13/2006 under which              126,511,000
                    Credit Suisse First Boston Corp. will repurchase U.S. Government Agency securities with various maturities to 6/25/2036 for $215,415,774 on 10/12/2006. The market value of the underlying securities at the end of the period was $220,942,836 (segregated pending settlement of dollar-roll transactions).
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                             173,593,000
                       TOTAL INVESTMENTS - 122.4%                                                                      1,581,159,810
                       (IDENTIFIED COST $1,566,718,115)3
                       OTHER ASSETS AND LIABILITIES - NET - (22.4)%                                                    (289,157,126)
                       TOTAL NET ASSETS - 100%                                                                       $ 1,292,002,684

1 All or a portion of these securities may be subject to dollar roll transactions.

2 Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.

3 At September 30, 2006, the cost of investments for federal tax purposes was $1,566,718,115. The net unrealized appreciation of investments for federal tax purposes was $14,441,695. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,135,953 and net unrealized depreciation from investments for those securities having an excess of cost over value of $694,258.


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.


INVESTMENT VALUATION

Market values of the Fund's portfolio securities are determined as follows:

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the ""Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}investments in other open-end regulated investment companies are valued at net asset value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.




The following acronym is used throughout this portfolio:

 REMIC --Real Estate Mortgage Investment Conduit






ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED CORE TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        NOVEMBER 21, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ JOHN B. FISHER
                JOHN B. FISHER, PRINCIPAL EXECUTIVE OFFICER


DATE        NOVEMBER 27, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        NOVEMBER 21, 2006